UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22026

The Gabelli SRI Fund, Inc.

(Exact name of registrant as specified in charter)

One Corporate Center
Rye, New York 10580-1422

(Address of principal executive offices) (Zip code)

John C. Ball
Gabelli Funds, LLC
One Corporate Center
Rye, New York 10580-1422

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-422-3554

Date of fiscal year end: December 31

Date of reporting period: December 31, 2025

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-1090. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

(a)	The Report to Shareholders is attached herewith.

The Gabelli SRI Fund, Inc.

Class AAA - SRIGX

Annual Shareholder Report - December 31, 2025

Fund Overview

This annual shareholder report contains important information about The Gabelli SRI Fund, Inc. (the Fund) for the period of January 1, 2025 to December 31, 2025. The Gabelli SRI (Socially Responsible Investing) Fund seeks to provide capital appreciation while employing certain SRI criteria within a fundamental stock selection process. The Fund will seek to achieve its objective by investing no less than 80% of its assets in common stocks and preferred stocks of companies that meet the Fund’s social guidelines. You may find additional information about the Fund at https://gabelli.com/ticker/SRIGX/. You may also request  information by contacting us at 800-GABELLI (800-422-3554).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
The Gabelli SRI Fund, Inc. - Class AAA	$98	0.90%

How did the Fund perform?

For the year ended December 31, 2025, The Gabelli SRI Fund underperformed its broad-based benchmark, the S&P 500 Index and its comparative benchmark, the MSCI ACWI SRI Index. European banks rallied through the year, benefitted by a stable economic backdrop and attractive valuations compared to U.S. peers. Consumer staples were a drag on performance as they contended with constrained consumer budgets and secular changes in consumer tastes. Contributors to portfolio performance included Commerzbank AG, Banco Bibao, and ING Group NV. Detractors included BellRing Brands, Spectrum Brands, and Simply Good Foods Co.

How has the Fund performed over the past 10 years?

The performance chart of the fund class presented reflects a hypothetical $10,000 investment, assuming the maximum sales charge, compared to a broad-based securities market index and more narrowly based indices reflecting market sectors in which the Fund invests over a 10-year period. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains distribution. Fund expenses were deducted.

Total Return Based on a $10,000 Investment

	The Gabelli SRI Fund, Inc. - Class AAA	S&P 500 Index	MSCI ACWI SRI Index
12/15	10,000	10,000	10,000
12/16	11,039	11,196	10,888
12/17	12,506	13,640	13,658
12/18	10,526	13,043	12,770
12/19	13,245	17,150	16,502
12/20	15,028	20,305	20,025
12/21	18,334	26,135	24,923
12/22	14,904	21,402	19,407
12/23	16,664	27,029	24,507
12/24	18,454	33,791	28,187
12/25	21,629	39,833	32,807

Average Annual Total Returns

Header	1 Year	5 Year	10 Year
The Gabelli SRI Fund, Inc. - Class AAA	17.21%	7.54%	8.01%
S&P 500 Index	17.88%	14.42%	14.82%
MSCI ACWI SRI Index	16.39%	10.40%	12.61%

Fund Statistics

  Total Net Assets$22,193,072
  Number of Portfolio Holdings131
  Portfolio Turnover Rate20%
  Management Fees$(50,177)

Past performance does not guarantee future results. Call 800-GABELLI (800-422-3554) or visit https://gabelli.com/ticker/SRIGX/ for more recent performance information. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

What did the Fund invest in?

Top 10 Holdings (% of net assets)

Xylem Inc.	3.3%
Sony Group Corp.	3.2%
American Express Co.	2.5%
S&P Global Inc.	2.2%
ABB Ltd.	2.1%
CNH Industrial NV	2.0%
NextEra Energy Inc.	2.0%
ING Groep NV	1.9%
Citigroup Inc.	1.9%
Nestlé SA	1.9%

Portfolio Weighting (% of net assets)

Common Stocks	98.9%
U.S. Government Obligations	1.0%
Other Assets and Liabilities (Net)	0.1%

Industry Allocation (% of net assets)

Industry Weighting	.
Financial Services	34.5%
Machinery	5.7%
Consumer Products	5.3%
Food	5.2%
Building and Construction	4.4%
Computer Software and Services	4.3%
Environmental Services	4.1%
Health Care	3.7%
Other Industry sectors	32.7%
Other Assets and Liabilities (Net)	0.1%

The Gabelli SRI Fund, Inc.

Annual Shareholder Report - December 31, 2025

Class AAA - SRIGX

Where can I find additional information about the Fund?

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit https://gabelli.com/ticker/SRIGX/.

Contact Us

Phone: 800-GABELLI (800-422-3554)

Email: info@gabelli.com

Householding

If you wish to receive a copy of this document at a new address, contact 800-GABELLI (800-422-3554)

SRIGX-25-ATSR

The Gabelli SRI Fund, Inc.

Class C - SRICX

Annual Shareholder Report - December 31, 2025

Fund Overview

This annual shareholder report contains important information about The Gabelli SRI Fund, Inc. (the Fund) for the period of January 1, 2025 to December 31, 2025. The Gabelli SRI (Socially Responsible Investing) Fund seeks to provide capital appreciation while employing certain SRI criteria within a fundamental stock selection process. The Fund will seek to achieve its objective by investing no less than 80% of its assets in common stocks and preferred stocks of companies that meet the Fund’s social guidelines. You may find additional information about the Fund at https://gabelli.com/ticker/SRICX/. You may also request  information by contacting us at 800-GABELLI (800-422-3554).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
The Gabelli SRI Fund, Inc. - Class C	$98	0.90%

How did the Fund perform?

For the year ended December 31, 2025, The Gabelli SRI Fund underperformed its broad-based benchmark, the S&P 500 Index and its comparative benchmark, the MSCI ACWI SRI Index. European banks rallied through the year, benefitted by a stable economic backdrop and attractive valuations compared to U.S. peers. Consumer staples were a drag on performance as they contended with constrained consumer budgets and secular changes in consumer tastes. Contributors to portfolio performance included Commerzbank AG, Banco Bibao, and ING Group NV. Detractors included BellRing Brands, Spectrum Brands, and Simply Good Foods Co.

How has the Fund performed over the past 10 years?

The performance chart of the fund class presented reflects a hypothetical $10,000 investment, assuming the maximum sales charge, compared to a broad-based securities market index and more narrowly based indices reflecting market sectors in which the Fund invests over a 10-year period. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains distribution. Fund expenses were deducted.

Total Return Based on a $10,000 Investment

	The Gabelli SRI Fund, Inc. - Class C	The Gabelli SRI Fund, Inc. - Class C (includes sales charge)	S&P 500 Index	MSCI ACWI SRI Index
12/15	10,000	10,000	10,000	10,000
12/16	10,963	10,863	11,196	10,888
12/17	12,326	12,213	13,640	13,658
12/18	10,294	10,201	13,043	12,770
12/19	12,872	12,755	17,150	16,502
12/20	14,597	14,464	20,305	20,025
12/21	17,808	17,646	26,135	24,923
12/22	14,482	14,350	21,402	19,407
12/23	16,196	16,049	27,029	24,507
12/24	17,923	17,759	33,791	28,187
12/25	21,018	20,826	39,833	32,807

Average Annual Total Returns

Header	1 Year	5 Year	10 Year
The Gabelli SRI Fund, Inc. - Class C	17.27%	7.56%	7.71%
The Gabelli SRI Fund, Inc. - Class C (includes sales charge)	16.27%	7.56%	7.71%
S&P 500 Index	17.88%	14.42%	14.82%
MSCI ACWI SRI Index	16.39%	10.40%	12.61%

Fund Statistics

  Total Net Assets$22,193,072
  Number of Portfolio Holdings131
  Portfolio Turnover Rate20%
  Management Fees$(50,177)

Past performance does not guarantee future results. Call 800-GABELLI (800-422-3554) or visit https://gabelli.com/ticker/SRICX/ for more recent performance information. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

What did the Fund invest in?

Top 10 Holdings (% of net assets)

Xylem Inc.	3.3%
Sony Group Corp.	3.2%
American Express Co.	2..5%
S&P Global Inc.	2.2%
ABB Ltd.	2.1%
CNH Industrial NV	2.0%
NextEra Energy Inc.	2.0%
ING Groep NV	1.9%
Citigroup Inc.	1.9%
Nestlé SA	1.9%

Portfolio Weighting (% of net assets)

Common Stocks	98.9%
U.S. Government Obligations	1.0%
Other Assets and Liabilities (Net)	0.1%

Industry Allocation (% of net assets)

Industry Weighting	.
Financial Services	34.5%
Machinery	5.7%
Consumer Products	5.3%
Food	5.2%
Building and Construction	4.4%
Computer Software and Services	4.3%
Environmental Services	4.1%
Health Care	3.7%
Other Industry sectors	32.7%
Other Assets and Liabilities (Net)	0.1%

The Gabelli SRI Fund, Inc.

Annual Shareholder Report - December 31, 2025

Class C - SRICX

Where can I find additional information about the Fund?

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit https://gabelli.com/ticker/SRICX/.

Contact Us

Phone: 800-GABELLI (800-422-3554)

Email: info@gabelli.com

Householding

If you wish to receive a copy of this document at a new address, contact 800-GABELLI (800-422-3554)

SRICX-25-ATSR

The Gabelli SRI Fund, Inc.

Class I - SRIDX

Annual Shareholder Report - December 31, 2025

Fund Overview

This annual shareholder report contains important information about The Gabelli SRI Fund, Inc. (the Fund) for the period of January 1, 2025 to December 31, 2025. The Gabelli SRI (Socially Responsible Investing) Fund seeks to provide capital appreciation while employing certain SRI criteria within a fundamental stock selection process. The Fund will seek to achieve its objective by investing no less than 80% of its assets in common stocks and preferred stocks of companies that meet the Fund’s social guidelines. You may find additional information about the Fund at https://gabelli.com/ticker/SRIDX/. You may also request  information by contacting us at 800-GABELLI (800-422-3554).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
The Gabelli SRI Fund, Inc. - Class I	$98	0.90%

How did the Fund perform?

For the year ended December 31, 2025, The Gabelli SRI Fund underperformed its broad-based benchmark, the S&P 500 Index and its comparative benchmark, the MSCI ACWI SRI Index. European banks rallied through the year, benefitted by a stable economic backdrop and attractive valuations compared to U.S. peers. Consumer staples were a drag on performance as they contended with constrained consumer budgets and secular changes in consumer tastes. Contributors to portfolio performance included Commerzbank AG, Banco Bibao, and ING Group NV. Detractors included BellRing Brands, Spectrum Brands, and Simply Good Foods Co.

How has the Fund performed over the past 10 years?

The performance chart of the fund class presented reflects a hypothetical $10,000 investment, assuming the maximum sales charge, compared to a broad-based securities market index and more narrowly based indices reflecting market sectors in which the Fund invests over a 10-year period. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains distribution. Fund expenses were deducted.

Total Return Based on a $10,000 Investment

	The Gabelli SRI Fund, Inc. - Class I	S&P 500 Index	MSCI ACWI SRI Index
12/15	10,000	10,000	10,000
12/16	11,072	11,196	10,888
12/17	12,569	13,640	13,658
12/18	10,603	13,043	12,770
12/19	13,384	17,150	16,502
12/20	15,174	20,305	20,025
12/21	18,517	26,135	24,923
12/22	15,054	21,402	19,407
12/23	16,835	27,029	24,507
12/24	18,636	33,791	28,187
12/25	21,855	39,833	32,807

Average Annual Total Returns

Header	1 Year	5 Year	10 Year
The Gabelli SRI Fund, Inc. - Class I	17.27%	7.55%	8.12%
S&P 500 Index	17.88%	14.42%	14.82%
MSCI ACWI SRI Index	16.39%	10.40%	12.61%

Fund Statistics

  Total Net Assets$22,193,072
  Number of Portfolio Holdings131
  Portfolio Turnover Rate20%
  Management Fees$(50,177)

Past performance does not guarantee future results. Call 800-GABELLI (800-422-3554) or visit https://gabelli.com/ticker/SRIDX/ for more recent performance information. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

What did the Fund invest in?

Top 10 Holdings (% of net assets)

Xylem Inc.	3.3%
Sony Group Corp.	3.2%
American Express Co.	2.5%
S&P Global Inc.	2.2%
ABB Ltd.	2.1%
CNH Industrial NV	2.0%
NextEra Energy Inc.	2.0%
ING Groep NV	1.9%
Citigroup Inc.	1.9%
Nestlé SA	1.9%

Portfolio Weighting (% of net assets)

Common Stocks	98.9%
U.S. Government Obligations	1.0%
Other Assets and Liabilities (Net)	0.1%

Industry Allocation (% of net assets)

Industry Weighting	.
Financial Services	34.5%
Machinery	5.7%
Consumer Products	5.3%
Food	5.2%
Building and Construction	4.4%
Computer Software and Services	4.3%
Environmental Services	4.1%
Health Care	3.7%
Other Industry sectors	32.7%
Other Assets and Liabilities (Net)	0.1%

The Gabelli SRI Fund, Inc.

Annual Shareholder Report - December 31, 2025

Class I - SRIDX

Where can I find additional information about the Fund?

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit https://gabelli.com/ticker/SRIDX/.

Contact Us

Phone: 800-GABELLI (800-422-3554)

Email: info@gabelli.com

Householding

If you wish to receive a copy of this document at a new address, contact 800-GABELLI (800-422-3554)

SRIDX-25-ATSR

The Gabelli SRI Fund, Inc.

Class A - SRIAX

Annual Shareholder Report - December 31, 2025

Fund Overview

This annual shareholder report contains important information about The Gabelli SRI Fund, Inc. (the Fund) for the period of January 1, 2025 to December 31, 2025. The Gabelli SRI (Socially Responsible Investing) Fund seeks to provide capital appreciation while employing certain SRI criteria within a fundamental stock selection process. The Fund will seek to achieve its objective by investing no less than 80% of its assets in common stocks and preferred stocks of companies that meet the Fund’s social guidelines. You may find additional information about the Fund at https://gabelli.com/ticker/SRIAX/. You may also request  information by contacting us at 800-GABELLI (800-422-3554).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
The Gabelli SRI Fund, Inc. - Class A	$98	0.90%

How did the Fund perform?

For the year ended December 31, 2025, The Gabelli SRI Fund underperformed its broad-based benchmark, the S&P 500 Index and its comparative benchmark, the MSCI ACWI SRI Index. European banks rallied through the year, benefitted by a stable economic backdrop and attractive valuations compared to U.S. peers. Consumer staples were a drag on performance as they contended with constrained consumer budgets and secular changes in consumer tastes. Contributors to portfolio performance included Commerzbank AG, Banco Bibao, and ING Group NV. Detractors included BellRing Brands, Spectrum Brands, and Simply Good Foods Co.

How has the Fund performed over the past 10 years?

The performance chart of the fund class presented reflects a hypothetical $10,000 investment, assuming the maximum sales charge, compared to a broad-based securities market index and more narrowly based indices reflecting market sectors in which the Fund invests over a 10-year period. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains distribution. Fund expenses were deducted.

Total Return Based on a $10,000 Investment

	The Gabelli SRI Fund, Inc. - Class A	The Gabelli SRI Fund, Inc. - Class A (includes sales charge)	S&P 500 Index	MSCI ACWI SRI Index
12/15	10,000	10,000	10,000	10,000
12/16	11,040	10,405	11,196	10,888
12/17	12,501	11,104	13,640	13,658
12/18	10,527	8,813	13,043	12,770
12/19	13,249	10,454	17,150	16,502
12/20	15,024	11,174	20,305	20,025
12/21	18,334	12,851	26,135	24,923
12/22	14,898	9,843	21,402	19,407
12/23	16,661	10,374	27,029	24,507
12/24	18,450	10,828	33,791	28,187
12/25	21,644	11,972	39,833	32,807

Average Annual Total Returns

Header	1 Year	5 Year	10 Year
The Gabelli SRI Fund, Inc. - Class A	17.31%	7.56%	8.02%
The Gabelli SRI Fund, Inc. - Class A (includes sales charge)	10.56%	6.29%	7.38%
S&P 500 Index	17.88%	14.42%	14.82%
MSCI ACWI SRI Index	16.39%	10.40%	12.61%

Fund Statistics

  Total Net Assets$22,193,072
  Number of Portfolio Holdings131
  Portfolio Turnover Rate20%
  Management Fees$(50,177)

Past performance does not guarantee future results. Call 800-GABELLI (800-422-3554) or visit https://gabelli.com/ticker/SRIAX/ for more recent performance information. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

What did the Fund invest in?

Top 10 Holdings (% of net assets)

Xylem Inc.	3.3%
Sony Group Corp.	3.2%
American Express Co.	2.5%
S&P Global Inc.	2.2%
ABB Ltd.	2.1%
CNH Industrial NV	2.0%
NextEra Energy Inc.	2.0%
ING Groep NV	1.9%
Citigroup Inc.	1.9%
Nestlé SA	1.9%

Portfolio Weighting (% of net assets)

Common Stocks	98.9%
U.S. Government Obligations	1.0%
Other Assets and Liabilities (Net)	0.1%

Industry Allocation (% of net assets)

Industry Weighting	.
Financial Services	34.5%
Machinery	5.7%
Consumer Products	5.3%
Food	5.2%
Building and Construction	4.4%
Computer Software and Services	4.3%
Environmental Services	4.1%
Health Care	3.7%
Other Industry sectors	32.7%
Other Assets and Liabilities (Net)	0.1%

The Gabelli SRI Fund, Inc.

Annual Shareholder Report - December 31, 2025

Class A - SRIAX

Where can I find additional information about the Fund?

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit https://gabelli.com/ticker/SRIAX/.

Contact Us

Phone: 800-GABELLI (800-422-3554)

Email: info@gabelli.com

Householding

If you wish to receive a copy of this document at a new address, contact 800-GABELLI (800-422-3554)

SRIAX-25-ATSR

(b)	Not applicable.

Item 2. Code of Ethics.

(a)	The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party (the “Code of Ethics”).

(c)	There have been no amendments, during the period covered by this report, to a provision of the Code of Ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in Item 2(b) of Form N-CSR.

(d)	The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in Item 2(b) of Form N-CSR.

(e)	Not applicable.

(f)	A copy of the Code of Ethics is filed as an Exhibit.

Item 3. Audit Committee Financial Expert.

As of the end of the period covered by the report, the registrant’s board of trustees has determined that Vincent D. Enright is qualified to serve as an audit committee financial expert serving on its audit committee and that he is “independent,” as defined by Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Audit Fees

(a)

The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $26,656 for 2024 and $27,189 for 2025.

Audit-Related Fees

(b)

The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item are $0 for 2024 and $0 for 2025.

Tax Fees

(c)

The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $4,570 for 2024 and $4,660 for 2025 and. Tax fees represent tax compliance services provided in connection with the review of the Registrant’s tax returns.

All Other Fees

(d)

The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are $0 for 2024 and $0 for 2025.

(e)(1)	Disclose the audit committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

Pre-Approval Policies and Procedures. The Audit Committee (“Committee”) of the registrant is responsible for pre-approving (i) all audit and permissible non-audit services to be provided by the independent registered public accounting firm to the registrant and (ii) all permissible non-audit services to be provided by the independent registered public accounting firm to the Adviser, Gabelli Funds, LLC, and any affiliate of Gabelli Funds, LLC (“Gabelli”) that provides services to the registrant (a “Covered Services Provider”) if the independent registered public accounting firm’s engagement related directly to the operations and financial reporting of the registrant. The Committee may delegate its responsibility to pre-approve any such audit and permissible non-audit services to the Chairperson of the Committee, and the Chairperson must report to the Committee, at its next regularly scheduled meeting after the Chairperson’s pre-approval of such services, his or her decision(s). The Committee may also establish detailed pre-approval policies and procedures for pre-approval of such services in accordance with applicable laws, including the delegation of some or all of the Committee’s pre-approval responsibilities to the other persons (other than Gabelli or the registrant’s officers). Pre-approval by the Committee of any permissible non-audit services is not required so long as: (i) the permissible non-audit services were not recognized by the registrant at the time of the engagement to be non-audit services; and (ii) such services are promptly brought to the attention of the Committee and approved by the Committee or Chairperson prior to the completion of the audit.

(e)(2)	The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

(b)	N/A

(c)	0%

(d)	N/A

(f)	The percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees was less than fifty percent.

(g)

The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $0 for 2024 and $0 for 2025.

(h)	The registrant’s audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

(i)	Not applicable.

(j)	The registrant is not a foreign issuer.

Item 5. Audit Committee of Listed Registrants.

(a)	Not applicable.

(b)	Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 7 of this form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)	An open-end management investment company registered on Form N-1A [17 CFR 239.15A and 17 CFR 274.11A] must file its most recent annual or semi-annual financial statements required, and for the periods specified, by Regulation S-X.

The annual financial statements are attached herewith.

Gabelli SRI Fund, Inc.

Annual Report — December 31, 2025

(Y)our Portfolio Management Team

Christopher J. Marangi Co-Chief Investment Officer BA, Williams College MBA, Columbia Business School	Kevin V. Dreyer Co-Chief Investment Officer BSE, University of Pennsylvania MBA, Columbia Business School	Ian Lapey Portfolio Manager BA, Williams College MS, Northeastern University MBA, New York University	Melody Prenner Bryant Portfolio Manager BA, Binghamton University

To Our Shareholders,

For the year ended December 31, 2025, the net asset value (NAV) total return per Class AAA Share of the Gabelli SRI Fund was 17.2% compared with a total return of 17.9% for the Standard & Poor’s (S&P) 500 Index. Other classes of shares are available.

Enclosed are the financial statements, including the schedule of investments, as of December 31, 2025.

Summary of Portfolio Holdings (Unaudited)

The following table presents portfolio holdings as a percent of net assets as of December 31, 2025:

The Gabelli SRI Fund, Inc.

Financial Services	34.5%
Machinery	5.7%
Consumer Products	5.3%
Food	5.2%
Building and Construction	4.4%
Computer Software and Services	4.3%
Environmental Services	4.1%
Health Care	3.7%
Automotive	3.7%
Entertainment	3.6%
Diversified Industrial	3.4%
Semiconductors	3.2%
Energy and Utilities	2.8%
Equipment and Supplies	2.7%
Consumer Services	2.1%
Business Services	2.0%
Retail	1.9%
Computer Hardware	1.7%
Broadcasting	1.3%
Automotive: Parts and Accessories	1.0%
U.S. Government Obligations	1.0%
Cable and Satellite	0.8%
Specialty Chemicals	0.6%
Real Estate	0.4%
Beverage	0.4%
Transportation	0.1%
Other Assets and Liabilities (Net)	0.1%
100.0%

The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (the SEC) for the first and third quarters of each fiscal year on Form N-PORT. Shareholders may obtain this information at www.gabelli.com or by calling the Fund at 800-GABELLI (800-422-3554). The Fund’s Form N-PORT is available on the SEC’s website at www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

Proxy Voting

The Fund files Form N-PX with its complete proxy voting record for the twelve months ended June 30, no later than August 31 of each year. A description of the Fund’s proxy voting policies, procedures, and how the Fund voted proxies relating to portfolio securities is available without charge, upon request, by (i) calling 800-GABELLI (800-422-3554); (ii) writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; or (iii) visiting the SEC’s website at www.sec.gov.

Gabelli SRI Fund, Inc.

Schedule of Investments — December 31, 2025

Shares		Cost	Market Value
	COMMON STOCKS — 98.9%
	Automotive — 3.7%
7,191	Daimler Truck Holding AG	$197,553	$315,386
1,965	Mercedes-Benz Group AG	96,660	138,718
1,700	Toyota Motor Corp., ADR	202,219	363,902
		496,432	818,006
	Automotive: Parts and Accessories — 1.0%
4,000	Dana Inc.	49,993	95,040
1,000	Genuine Parts Co.	132,872	122,960
		182,865	218,000
	Beverage — 0.4%
1,260	The Coca-Cola Co.	61,110	88,087

	Broadcasting — 1.3%
15,000	TEGNA Inc.	239,214	291,150

	Building and Construction — 4.4%
1,500	Arcosa Inc.	122,100	159,480
27,050	Canfor Corp.†	261,938	231,173
570	Cavco Industries Inc.†	107,074	336,722
1,500	Champion Homes Inc.†	93,570	126,750
720	Johnson Controls International plc	19,032	86,220
350	Lennar Corp., Cl. A	52,243	35,980
		655,957	976,325
	Business Services — 2.0%
60	Aon plc, Cl. A	17,085	21,173
3,000	Havas NV	62,229	59,935
155	Mastercard Inc., Cl. A	59,206	88,486
800	UL Solutions Inc., Cl. A	35,147	63,088
600	Visa Inc., Cl. A	128,129	210,426
		301,796	443,108
	Cable and Satellite — 0.8%
5,650	Comcast Corp., Cl. A	109,621	168,879

	Computer Hardware — 1.7%
670	Apple Inc.	132,092	182,146
2,000	Hewlett Packard Enterprise Co.	41,164	48,040
485	International Business Machines Corp.	63,555	143,662
		236,811	373,848
	Computer Software and Services — 4.3%
1,010	Alphabet Inc., Cl. A	55,923	316,130
1,175	Cisco Systems Inc.	50,054	90,510
150	Manhattan Associates Inc.†	27,407	25,997
355	Microsoft Corp.	60,082	171,685
425	Oracle Corp.	54,173	82,837
432	Palo Alto Networks Inc.†	63,596	79,574
250	Salesforce Inc.	50,768	66,228
Shares		Cost	Market Value
240	SAP SE, ADR	$64,805	$58,298
330	Snowflake Inc., Cl. A†	44,581	72,389
		471,389	963,648
	Consumer Products — 5.3%
2,000	Church & Dwight Co. Inc.	180,263	167,700
515	Kimberly-Clark Corp.	54,007	51,958
27,405	Sony Group Corp., ADR	122,367	701,568
4,000	Spectrum Brands Holdings Inc.	318,786	236,320
444	Unilever plc, ADR	27,873	29,038
		703,296	1,186,584
	Consumer Services — 2.1%
500	Amazon.com Inc.†	89,156	115,410
6,000	API Group Corp.†	147,615	229,560
3,500	Resideo Technologies Inc.†	31,415	122,920
		268,186	467,890
	Diversified Industrial — 3.4%
6,225	ABB Ltd., ADR	137,153	460,463
250	Eaton Corp. plc	45,504	79,627
500	Flex Ltd.†	6,356	30,210
700	Otis Worldwide Corp.	63,013	61,145
230	Rockwell Automation Inc.	75,906	89,486
395	Rubrik Inc., Cl. A†	34,365	30,210
		362,297	751,141
	Energy and Utilities — 2.8%
5,500	NextEra Energy Inc.	211,561	441,540
1,705	RWE AG	65,868	90,688
1,090	Sempra	81,616	96,236
		359,045	628,464
	Entertainment — 3.6%
7,000	Atlanta Braves Holdings Inc., Cl. C†	249,941	276,150
1,350	Madison Square Garden Sports Corp.†	223,892	349,177
815	The Walt Disney Co.	91,141	92,723
25,000	Vivendi SE	39,414	69,513
		604,388	787,563
	Environmental Services — 4.1%
650	Ecolab Inc.	99,268	170,638
2,000	Waste Connections Inc.	58,597	350,720
1,755	Waste Management Inc.	294,948	385,591
		452,813	906,949
	Equipment and Supplies — 2.7%
900	Federal Signal Corp.	74,655	97,731
255	FedEx Corp.	65,399	73,659
10,000	Mueller Water Products Inc., Cl. A	32,736	238,200
100	Parker-Hannifin Corp.	13,784	87,896

See accompanying notes to financial statements.

Gabelli SRI Fund, Inc.

Schedule of Investments (Continued) — December 31, 2025

Shares		Cost	Market Value
	COMMON STOCKS (Continued)
	Equipment and Supplies (Continued)
250	Valmont Industries Inc.	$51,295	$100,580
		237,869	598,066
	Financial Services — 34.5%
22,730	Aegon Ltd.	96,795	177,370
3,585	Ally Financial Inc.	95,600	162,365
1,500	American Express Co.	131,668	554,925
1,800	Axis Capital Holdings Ltd.	96,801	192,762
14,200	Banco Bilbao Vizcaya Argentaria SA	74,061	334,591
12,000	Barclays plc	22,777	76,987
1,680	Capital One Financial Corp.	203,561	407,165
310	Chubb Ltd.	86,891	96,757
3,585	Citigroup Inc.	176,702	418,334
5,375	Commerzbank AG	31,944	228,033
4,296	Credit Agricole SA	45,820	88,604
40,600	Daiwa Securities Group Inc.	199,258	355,224
816	Diamond Hill Investment Group Inc.	120,812	138,312
3,800	First American Financial Corp.	213,585	233,472
165	First Citizens BancShares Inc., Cl. A	233,898	354,120
8,067	Flushing Financial Corp.	98,497	122,376
11,200	ING Groep NV	82,424	316,025
3,880	ING Groep NV, ADR	62,192	108,640
680	Intercontinental Exchange Inc.	86,510	110,133
2,050	Janus Henderson Group plc	55,699	97,519
1,235	KKR & Co. Inc.	145,840	157,438
2,300	Moelis & Co., Cl. A	78,924	158,102
380	Morgan Stanley	28,242	67,461
900	Nasdaq Inc.	69,952	87,417
20,400	NatWest Group plc	58,511	179,233
3,226	NN Group NV	125,327	249,233
3,000	Old Republic International Corp.	123,818	136,920
1,130	PayPal Holdings Inc.	53,102	65,969
918	S&P Global Inc.	298,270	479,738
2,950	Shinhan Financial Group Co. Ltd., ADR	79,487	158,208
2,600	Sony Financial Group Inc., ADR†	2,775	13,598
13,500	Standard Chartered plc	81,504	331,555
2,750	State Street Corp.	148,280	354,777
2,450	The Bank of New York Mellon Corp.	101,967	284,421
880	The Charles Schwab Corp.	56,341	87,921
5,725	TrustCo Bank Corp. NY	174,474	236,614
Shares		Cost	Market Value
550	Webster Financial Corp.	$30,613	$34,617
		3,872,922	7,656,936
	Food — 5.2%
11,800	BellRing Brands Inc.†	392,892	315,414
4,500	Mondelēz International Inc., Cl. A	127,448	242,235
4,125	Nestlé SA	233,932	410,052
370	PepsiCo Inc.	53,868	53,103
5,000	The Campbell’s Company	222,459	139,350
		1,030,599	1,160,154
	Health Care — 3.7%
80	Eli Lilly & Co.	47,295	85,974
150	HCA Healthcare Inc.	28,447	70,029
2,000	Henry Schein Inc.†	117,234	151,160
865	Merck & Co. Inc.	69,859	91,050
5,500	Niagen Bioscience Inc.†	46,331	34,980
119	Regeneron Pharmaceuticals Inc.	91,470	91,853
1,235	Royalty Pharma plc, Cl. A	46,642	47,720
1,125	Solventum Corp.†	70,480	89,145
300	The Cigna Group	48,967	82,569
165	Vertex Pharmaceuticals Inc.†	48,022	74,805
		614,747	819,285
	Machinery — 5.7%
143	Caterpillar Inc.	26,266	81,920
49,300	CNH Industrial NV	388,054	454,546
5,310	Xylem Inc.	95,961	723,116
		510,281	1,259,582
	Real Estate — 0.4%
730	CoStar Group Inc.†	57,472	49,085
350	Prologis Inc., REIT	39,325	44,681
		96,797	93,766
	Retail — 1.9%
470	Herc Holdings Inc.	64,779	69,738
1,205	Lowe’s Companies Inc.	126,819	290,598
385	The TJX Companies Inc.	46,334	59,140
		237,932	419,476
	Semiconductors — 3.2%
240	Advanced Micro Devices Inc.†	26,572	51,398
295	Broadcom Inc.	18,621	102,100
980	Infineon Technologies AG	37,376	43,453
390	Lam Research Corp.	28,897	66,760
705	NVIDIA Corp.	3,884	131,483
540	Qnity Electronics Inc.	50,933	44,091
1,620	Texas Instruments Inc.	317,264	281,054
		483,547	720,339

See accompanying notes to financial statements.

Gabelli SRI Fund, Inc.

Schedule of Investments (Continued) — December 31, 2025

Shares		Cost	Market Value
	COMMON STOCKS (Continued)
	Specialty Chemicals — 0.6%
355	Air Products and Chemicals Inc.	$95,827	$87,692
1,000	DuPont de Nemours Inc.	32,651	40,200
		128,478	127,892
	Transportation — 0.1%
130	Union Pacific Corp.	30,977	30,072

	TOTAL COMMON STOCKS	12,749,369	21,955,210

Principal Amount
	U.S. GOVERNMENT OBLIGATIONS — 1.0%
$210,000	U.S. Treasury Bill, 3.684%††, 03/12/26	208,510	208,582

	TOTAL INVESTMENTS — 99.9%	$12,957,879	22,163,792

	Other Assets and Liabilities (Net) — 0.1%		29,280

	NET ASSETS — 100.0%		$22,193,072

†	Non-income producing security.
††	Represents annualized yield at date of purchase.

ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

See accompanying notes to financial statements.

Gabelli SRI Fund, Inc.

Statement of Assets and Liabilities

December 31, 2025

Assets:
Investments, at value (cost $12,957,879)	$22,163,792
Cash	22,994
Deposit at brokers	1,716
Receivable from Adviser	18,144
Dividends and interest receivable	70,959
Prepaid expenses	31,814
Total Assets	22,309,419
Liabilities:
Payable for investment advisory fees	19,253
Payable for distribution fees	2,779
Payable for payroll expenses	869
Payable for legal and audit fees	46,292
Payable for shareholder communications	29,629
Payable for custodian fees	7,532
Other accrued expenses	9,993
Total Liabilities	116,347
Commitments and Contingencies (See Note 3)
Net Assets
(applicable to 1,656,142 shares outstanding)	$22,193,072

Net Assets Consist of:
Paid-in capital	$12,630,696
Total distributable earnings	9,562,376
Net Assets	$22,193,072

Shares of Capital Stock, each at $0.001 par value:
Class AAA:
Net Asset Value, offering, and redemption price per share ($5,521,827 ÷ 418,217 shares outstanding; 500,000,000 shares authorized)	$13.20
Class A:
Net Asset Value and redemption price per share ($7,096,381 ÷ 538,209 shares outstanding; 500,000,000 shares authorized)	$13.19
Maximum offering price per share (NAV ÷ 0.9425, based on maximum sales charge of 5.75% of the offering price)	$13.99
Class C:
Net Asset Value and redemption price per share ($56,921 ÷ 4,973 shares outstanding; 500,000,000 shares authorized)	$11.45
Class I:
Net Asset Value, offering, and redemption price per share ($9,517,943 ÷ 694,743 shares outstanding; 500,000,000 shares authorized)	$13.70

Statement of Operations

For the Year Ended December 31, 2025

Investment Income:
Dividends (net of foreign withholding taxes of $27,324)	$418,366
Interest	24,260
Total Investment Income	442,626
Expenses:
Investment advisory fees	221,460
Distribution fees - Class AAA	13,669
Distribution fees - Class A	17,862
Distribution fees - Class C	1,035
Legal and audit fees	66,692
Shareholder communications expenses	50,751
Registration expenses	37,788
Custodian fees	20,035
Shareholder services fees	18,532
Directors’ fees	18,500
Payroll expenses	2,125
Interest expense	538
Miscellaneous expenses	4,155
Total Expenses	473,142
Less:
Expense reimbursements by Adviser (See Note 3)	(271,637)
Expenses paid indirectly by broker (See Note 6)	(1,653)
Total credits and reimbursements	(273,290)
Net Expenses	199,852
Net Investment Income	242,774

Net Realized and Unrealized Gain/(Loss) on Investments and Foreign Currency:
Net realized gain on investments	1,732,705
Net realized loss on foreign currency transactions	(828)
Net realized gain on investments and foreign currency transactions	1,731,877
Net change in unrealized appreciation/(depreciation):
on investments	1,518,250
on foreign currency translations	6,934
Net change in unrealized appreciation/(depreciation) on investments and foreign currency translations	1,525,184
Net Realized and Unrealized Gain/(Loss) on Investments and Foreign Currency	3,257,061
Net Increase in Net Assets Resulting from Operations	$3,499,835

See accompanying notes to financial statements.

Gabelli SRI Fund, Inc.

Statement of Changes in Net Assets

	Year Ended December 31, 2025	For the Period April 1, 2024 to December 31, 2024	Fiscal Year Ended March 31, 2024
Operations:
Net investment income	$242,774	$174,251	$336,952
Net realized gain on investments and foreign currency transactions	1,731,877	1,566,016	1,999,971
Net change in unrealized appreciation/(depreciation) on investments and foreign currency transactions	1,525,184	(963,377)	1,148,709
Net Increase in Net Assets Resulting from Operations	3,499,835	776,890	3,485,632

Distributions to Shareholders:
Accumulated earnings
Class AAA	(566,507)	(594,214)	(269,758)
Class A	(726,704)	(788,203)	(277,473)
Class C	(5,862)	(21,917)	(26,127)
Class I	(970,884)	(1,017,946)	(350,754)
Total Distributions to Shareholders	(2,269,957)	(2,422,280)	(924,112)

Capital Share Transactions:
Class AAA	(436,383)	(199,794)	(2,253,323)
Class A	(443,064)	64,535	(661,024)
Class C	(139,135)	(427,445)	(231,021)
Class I	(798,622)	432,892	(1,689,552)
Net Decrease in Net Assets from Capital Share Transactions	(1,817,204)	(129,812)	(4,834,920)

Redemption Fees	1	—	—

Net Decrease in Net Assets	(587,325)	(1,775,202)	(2,273,400)

Net Assets:
Beginning of year	22,780,397	24,555,599	26,828,999
End of year	$22,193,072	$22,780,397	$24,555,599

See accompanying notes to financial statements.

Gabelli SRI Fund, Inc.

Financial Highlights

Selected data for a share of capital stock outstanding throughout each period:

		Income (Loss) from Investment Operations			Distributions							Ratios to Average Net Assets/Supplemental Data
Period Ended December 31*	Net Asset Value, Beginning of Year	Net Investment Income(a)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Net Investment Income	Net Realized Gain on Investments	Total Distributions	Redemption Fees(a)		Net Asset Value, End of Period	Total Return†	Net Assets, End of Period (in 000’s)	Net Investment Income		Operating Expenses Before Reimbursement		Operating Expenses Net of Reimbursement(b)		Portfolio Turnover Rate
Class AAA
2025	$12.51	$0.15	$2.02	$2.17	$(0.20)	$(1.28)	$(1.48)	$0.00	(c)	$13.20	17.21%	$5,522	1.10%		2.24%		0.90%		20%
2024(d)	13.45	0.10	0.40	0.50	(0.20)	(1.24)	(1.44)	—		12.51	3.25	5,662	0.96	(e)	2.57	(e)	0.90	(e)	23
2024	12.11	0.17	1.65	1.82	(0.17)	(0.31)	(0.48)	—		13.45	15.67	6,265	1.38		2.59		0.90		27
2023	13.63	0.13	(1.07)	(0.94)	(0.23)	(0.35)	(0.58)	—		12.11	(6.77)	7,818	1.09		2.19		0.90		25
2022	15.25	0.08	0.44	0.52	(0.23)	(1.91)	(2.14)	—		13.63	2.53	9,982	0.52		1.85		0.90		34
2021	10.40	0.19	5.73	5.92	(0.09)	(0.98)	(1.07)	—		15.25	58.17	10,547	1.42		1.91		0.90		18
Class A
2025	$12.49	$0.15	$2.03	$2.18	$(0.20)	$(1.28)	$(1.48)	$0.00	(c)	$13.19	17.31%	$7,096	1.10%		2.24%		0.90%		20%
2024(d)	13.43	0.10	0.40	0.50	(0.20)	(1.24)	(1.44)	—		12.49	3.24	7,142	0.96	(e)	2.57	(e)	0.90	(e)	23
2024	12.10	0.16	1.66	1.82	(0.17)	(0.32)	(0.49)	—		13.43	15.60	7,620	1.33		2.59		0.90		27
2023	13.61	0.13	(1.06)	(0.93)	(0.23)	(0.35)	(0.58)	—		12.10	(6.71)	7,507	1.10		2.19		0.90		25
2022	15.23	0.09	0.43	0.52	(0.23)	(1.91)	(2.14)	—		13.61	2.54	10,647	0.54		1.85		0.90		34
2021	10.39	0.19	5.72	5.91	(0.09)	(0.98)	(1.07)	—		15.23	58.13	11,335	1.41		1.91		0.90		18
Class C
2025	$10.87	$0.12	$1.77	$1.89	$(0.20)	$(1.11)	$(1.31)	$0.00	(c)	$11.45	17.27%	$57	1.08%		2.99%		0.90%		20%
2024(d)	11.71	0.11	0.33	0.44	(0.20)	(1.08)	(1.28)	—		10.87	3.29	186	1.26	(e)	3.33	(e)	0.90	(e)	23
2024	10.57	0.15	1.43	1.58	(0.17)	(0.27)	(0.44)	—		11.71	15.63	628	1.37		3.34		0.90		27
2023	11.93	0.12	(0.94)	(0.82)	(0.23)	(0.31)	(0.54)	—		10.57	(6.76)	793	1.13		2.94		0.90		25
2022	13.59	0.10	0.38	0.48	(0.23)	(1.91)	(2.14)	—		11.93	2.55	1,679	0.70		2.59		0.90		34
2021	9.35	0.17	5.14	5.31	(0.09)	(0.98)	(1.07)	—		13.59	58.18	3,040	1.44		2.66		0.90		18
Class I
2025	$12.97	$0.15	$2.11	$2.26	$(0.20)	$(1.33)	$(1.53)	$0.00	(c)	$13.70	17.27%	$9,518	1.09%		1.99%		0.90%		20%
2024(d)	13.94	0.10	0.42	0.52	(0.20)	(1.29)	(1.49)	—		12.97	3.23	9,790	0.97	(e)	2.32	(e)	0.90	(e)	23
2024	12.55	0.17	1.72	1.89	(0.17)	(0.33)	(0.50)	—		13.94	15.63	10,043	1.37		2.34		0.90		27
2023	14.11	0.14	(1.11)	(0.97)	(0.23)	(0.36)	(0.59)	—		12.55	(6.73)	10,711	1.09		1.94		0.90		25
2022	15.72	0.08	0.45	0.53	(0.23)	(1.91)	(2.14)	—		14.11	2.52	13,477	0.52		1.60		0.90		34
2021	10.70	0.19	5.90	6.09	(0.09)	(0.98)	(1.07)	—		15.72	58.13	13,618	1.41		1.66		0.90		18

*	For 2021 through March 31, 2024 the Fund had a fiscal year end of March 31. In August 2024 the Fund changed fiscal year ends from March to December.
†	Total return represents aggregate total return of a hypothetical investment at the beginning of the year and sold at the end of the year including reinvestment of distributions and does not reflect the applicable sales charges. Total return for a period of less than one year is not annualized.
(a)	Per share amounts have been calculated using the average shares outstanding method.
(b)	The Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. For the year ended December 31, 2025, if credits had not been received, the expense ratio would have been 0.91% for each Class. For other remaining periods presented, there was minimal impact on the expense ratios.
(c)	Amount represents less than $0.005 per share.
(d)	For the period April 1, 2024 to December 31, 2024.
(e)	Annualized.

See accompanying notes to financial statements.

Gabelli SRI Fund, Inc.

Notes to Financial Statements

1. Organization. The Gabelli SRI Fund, Inc. (the Fund) was incorporated on March 1, 2007 in Maryland. The Fund is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the 1940 Act). The Fund’s primary objective is to seek capital appreciation. The Fund seeks to achieve its objective by investing substantially all, and in any case no less than 80%, of its assets in common stocks and preferred stocks of companies that meet the Fund’s guidelines for social responsibility at the time of investment. The Fund commenced investment operations on June 1, 2007. On August 21, 2024, the Board of Directors (the Board) approved a change of the fiscal year end of the Fund from March 31 to December 31, effective as of December 31, 2024.

Gabelli Funds, LLC (the Adviser), with its principal offices located at One Corporate Center, Rye, New York 10580-1422, serves as investment adviser to the Fund. The Adviser makes investment decisions for the Fund and continuously reviews and administers the Fund’s investment program and manages the operations of the Fund under the general supervision of the Fund’s Board.

2. Significant Accounting Policies. As an investment company, the Fund follows the investment company accounting and reporting guidance, which is part of U.S. generally accepted accounting principles (GAAP) that may require the use of management estimates and assumptions in the preparation of its financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation. The Board has designated the Adviser as the valuation designee (Valuation Designee) under Rule 2a-5. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Valuation Designee so determines, by such other method as the Valuation Designee shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by the Adviser.

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Valuation Designee if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt obligations for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price, unless the Valuation Designee determines such amount does not reflect the security’s fair value, in which case these securities will be fair valued as determined by the Valuation Designee. Certain securities are valued principally using dealer quotations. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded. OTC futures and options on futures for which market quotations are readily available will be valued by quotations received from a pricing service or, if no quotations are available from a pricing service, by quotations obtained from one of more dealers in the instrument in question by the Adviser.

Gabelli SRI Fund, Inc.

Notes to Financial Statements (Continued)

Securities and assets for which market quotations are not readily available are fair valued as determined by the Valuation Designee. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value American Depositary Receipt securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

●	Level 1 — unadjusted quoted prices in active markets for identical securities;

●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

●	Level 3 — significant unobservable inputs (including the Board’s determinations as to the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments in securities by inputs used to value the Fund’s investments as of December 31, 2025 is as follows:

	Valuation Inputs
	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Total Market Value at 12/31/25
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks (a)	$21,955,210	—	$21,955,210
U.S. Government Obligations	—	$208,582	208,582
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$21,955,210	$208,582	$22,163,792

(a)	Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.

General. The Fund uses recognized industry pricing services – approved by the Board and unaffiliated with the Adviser – to value most of its securities, and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities, preferred equity securities, and fixed income securities. The data within these feeds are ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

Fair Valuation. Fair valued securities may be common or preferred equities, warrants, options, rights, or fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are not available, such as securities not traded for several days, or for which current bids are not available, or which are restricted as to transfer. When fair valuing a security, factors to consider include recent prices of comparable securities

Gabelli SRI Fund, Inc.

Notes to Financial Statements (Continued)

that are publicly traded, reliable prices of securities not publicly traded, the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. A significant change in the unobservable inputs could result in a lower or higher value in Level 3 securities. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These may include backtesting the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

Investments in other Investment Companies. The Fund may invest, from time to time, in shares of other investment companies (or entities that would be considered investment companies but are excluded from the definition pursuant to certain exceptions under the 1940 Act) (the Acquired Funds) in accordance with the 1940 Act and related rules. Shareholders in the Fund would bear the pro rata portion of the periodic expenses of the Acquired Funds in addition to the Fund’s expenses. During the year ended December 31, 2025, the Fund did not invest in Acquired Funds.

Securities Sold Short. The Fund may enter into short sale transactions. Short selling involves selling securities that may or may not be owned and, at times, borrowing the same securities for delivery to the purchaser, with an obligation to replace such borrowed securities at a later date. The proceeds received from short sales are recorded as liabilities and the Fund records an unrealized gain or loss to the extent of the difference between the proceeds received and the value of an open short position on the day of determination. The Fund records a realized gain or loss when the short position is closed out. By entering into a short sale, the Fund bears the market risk of an unfavorable change in the price of the security sold short. Dividends on short sales are recorded as an expense by the Fund on the ex-dividend date and interest expense is recorded on the accrual basis. The broker retains collateral for the value of the open positions, which is adjusted periodically as the value of the position fluctuates.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

Foreign Securities. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.

Gabelli SRI Fund, Inc.

Notes to Financial Statements (Continued)

Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Restricted Securities. The Fund may invest up to 15% of its net assets in securities for which the markets are restricted. Restricted securities include securities whose disposition is subject to substantial legal or contractual restrictions. The sale of restricted securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than the sale of securities eligible for trading on national securities exchanges or in the over-the-counter markets. Restricted securities may sell at a price lower than similar securities that are not subject to restrictions on resale. Securities freely saleable among qualified institutional investors under special rules adopted by the SEC may be treated as liquid if they satisfy liquidity standards established by the Board. The continued liquidity of such securities is not as well assured as that of publicly traded securities, and accordingly the Board will monitor their liquidity. At December 31, 2025, the Fund did not hold any restricted securities.

Securities Transactions and Investment Income. Securities transactions are accounted for on the trade date with realized gain/(loss) on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded on an accrual basis. Premiums and discounts on debt securities are amortized using the effective yield to maturity method or amortized to earliest call date, if applicable. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities that are recorded as soon after the ex-dividend date as the Fund becomes aware of such dividends. The Fund owns real estate investment trusts (REITs), and the distributions received from REITs may be classified as dividends, capital gains, or return of capital.

Determination of Net Asset Value and Calculation of Expenses. Certain administrative expenses are common to, and allocated among, various affiliated funds. Such allocations are made on the basis of the Fund’s average net assets or other criteria directly affecting the expenses as determined by the Adviser pursuant to procedures established by the Board.

In calculating the NAV per share of each class, investment income, realized and unrealized gains and losses, redemption fees, and expenses other than class specific expenses are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day. Distribution expenses are borne solely by the class incurring the expense.

Distributions to Shareholders. Distributions to shareholders are recorded on the ex-dividend date. Distributions to shareholders are based on income and capital gains as determined in accordance with federal income tax regulations, which may differ from income and capital gains as determined under GAAP. These differences are primarily due to differing treatments of income and gains on various investment securities and foreign currency transactions held by the Fund, timing differences, and differing characterizations of distributions made by the Fund. Distributions from net investment income for federal income tax purposes include net realized gains on foreign currency transactions. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, adjustments are made to the appropriate capital accounts in the period when the differences arise. Permanent differences were primarily due to corporate actions and the tax treatment of passive foreign investment companies. These reclassifications have no impact on the NAV of the Fund. For the year ended December 31, 2025, no reclassifications were made in this Fund.

Gabelli SRI Fund, Inc.

Notes to Financial Statements (Continued)

The tax character of distributions paid during the year ended December 31, 2025, period ended December 31, 2024, and fiscal year ended March 31, 2024 was as follows:

	Year Ended December 31, 2025	Period Ended December 31, 2024 (Unaudited)	Fiscal Year Ended March 31, 2024
Distributions paid from:
Ordinary income (inclusive of short term capital gains)	$296,321	$362,062	$319,588
Net long term capital gains	1,973,636	2,060,218	604,524
Total distributions paid	$2,269,957	$2,422,280	$924,112

Provision for Income Taxes. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the Code). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for federal income taxes is required.

At December 31, 2025, the components of accumulated earnings/losses on a tax basis were as follows:

Undistributed ordinary income	$293,508
Undistributed long term capital gains	293,553
Net unrealized appreciation on investments and foreign currency translations	8,975,315
Total	$9,562,376

At December 31, 2025, the temporary differences between book basis and tax basis net unrealized appreciation on investments were primarily due to deferral of losses from wash sales for tax purposes and corporate actions adjustments.

The following summarizes the tax cost of investments and the related net unrealized appreciation at December 31, 2025:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Investments	$13,191,608	$9,750,306	$(778,122)	$8,972,184

The Fund is required to evaluate tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Fund as tax expense in the Statement of Operations if the tax positions were deemed not to meet the more-likely-than-not threshold. During the year ended December 31, 2025, the Fund did not incur any income tax, interest, or penalties. As of December 31, 2025, the Adviser has reviewed all open tax years and concluded that there was no impact to the Fund’s net assets or results of operations. The Fund’s federal and state tax returns for the prior

Gabelli SRI Fund, Inc.

Notes to Financial Statements (Continued)

three fiscal years remain open, subject to examination. On an ongoing basis, the Adviser will monitor the Fund’s tax positions to determine if adjustments to this conclusion are necessary.

Recent Accounting Pronouncement. During the reporting period, the Fund adopted Accounting Standards Update 2023-09, Income Taxes (Topic 740)—Improvements to Income Tax Disclosures (“ASU 2023-09”). The amendment enhances income tax disclosures by requiring greater disclosure of income taxes paid by jurisdiction. During the reporting period, the Fund paid less than 1% in foreign or U.S. federal, state or local income taxes.

3. Investment Advisory Agreement and Other Transactions. The Fund has entered into an investment advisory agreement (the Advisory Agreement) with the Adviser which provides that the Fund will pay the Adviser a fee, computed daily and paid monthly, at the annual rate of 1.00% of the value of its average daily net assets. In accordance with the Advisory Agreement, the Adviser provides a continuous investment program for the Fund’s portfolio, oversees the administration of all aspects of the Fund’s business and affairs, and pays the compensation of all Officers and Directors of the Fund who are affiliated persons of the Adviser.

The Adviser amended its contractual agreement with respect to each share class of the Fund to waive its investment advisory fees and/or to reimburse expenses to the extent necessary to maintain the annualized total operating expenses of the Fund (excluding brokerage costs, acquired fund fees and expenses, interest, taxes, and extraordinary expenses) until at least April 30, 2026 at no more than 0.90% of the value of the Fund’s average daily net assets for each share class of the Fund. During the year ended December 31, 2025, the Adviser reimbursed the Fund in the amount of $271,637. In addition, the Fund has agreed, during the three year period following any waiver or reimbursement by the Adviser, to repay such amount to the extent, that after giving effect to the repayment, such adjusted annualized total operating expenses of the Fund would not exceed 0.90% of the value of the Fund’s average daily net assets for each share class of the Fund. The arrangement is renewable annually. At December 31, 2025, the cumulative amount which the Fund may repay the Adviser, subject to the terms above, is $1,060,236:

For the twelve months ended December 31, 2023 expiring December 31, 2026	$368,830
For the twelve months ended December 31, 2024 expiring December 31, 2027	419,769
For the twelve months ended December 31, 2025 expiring December 31, 2028	271,637
$1,060,236

4. Distribution Plan. The Fund’s Board has adopted a distribution plan (the Plan) for each class of shares, except for Class I Shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Class AAA, Class A, and Class C Share Plans, payments are authorized to G.distributors, LLC (the Distributor), an affiliate of the Adviser, at annual rates of 0.25%, 0.25%, and 1.00%, respectively, of the average daily net assets of those classes, the annual limitations under each Plan. Such payments are accrued daily and paid monthly.

5. Portfolio Securities. Purchases and sales of securities during the year ended December 31, 2025, other than short term securities and U.S. Government obligations, aggregated $4,355,676 and $7,705,788, respectively.

6. Transactions with Affiliates and Other Arrangements. During the year ended December 31, 2025, the Fund paid $988 in brokerage commissions on security trades to G.research, LLC, an affiliate of the Adviser. Additionally, the Distributor retained a total of $90 from investors representing commissions (sales charges and underwriting fees) on sales and redemptions of Fund shares.

Gabelli SRI Fund, Inc.

Notes to Financial Statements (Continued)

During the year ended December 31, 2025, the Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. The amount of such expenses paid through this directed brokerage arrangement during this period was $1,653.

The cost of calculating the Fund’s NAV per share is a Fund expense pursuant to the Advisory Agreement. Under the sub-administration agreement with Bank of New York, the fees paid include the cost of calculating the Fund’s NAV. The Fund reimburses the Adviser for this service. The Adviser did not seek a reimbursement during the year ended December 31, 2025.

The Corporation pays retainer and per meeting fees to Directors not affiliated with the Adviser, plus specified amounts to the Lead Director and Audit Committee Chairman. Directors are also reimbursed for out of pocket expenses incurred in attending meetings. Directors who are directors or employees of the Adviser or an affiliated company receive no compensation or expense reimbursement from the Corporation.

7. Line of Credit. The Fund participates in an unsecured and uncommitted line of credit, which expires on June 25, 2026 and may be renewed annually, of up to $75,000,000 under which it may borrow up to 10% of its net assets from the bank for temporary borrowing purposes. Borrowings under this arrangement bear interest at a floating rate equal to the higher of the Overnight Federal Funds Rate plus 135 basis points or the Overnight Bank Funding Rate plus 135 basis points in effect on that day. This amount, if any, would be included in “Interest expense” in the Statement of Operations. During the year ended December 31, 2025, there were no borrowings under the line of credit.

8. Capital Stock. The Fund offers three classes of shares – Class AAA Shares, Class A Shares, and Class I Shares. Class AAA and Class I Shares are offered without a sales charge. Class A Shares are subject to a maximum front-end sales charge of 5.75%. Effective January 27, 2020, the Fund’s Class AAA, Class A, and Class C Shares were “closed to purchases from new investors”. “Closed to purchases from new investors” means (i) with respect to the Class AAA and Class A Shares, no new investors may purchase shares of such classes, but existing shareholders may continue to purchase additional shares of such classes after the Effective Date, and (ii) with respect to Class C Shares, neither new investors nor existing shareholders may purchase any additional shares of such class after the Effective Date. These changes will have no effect on existing shareholders’ ability to redeem shares of the Fund as described in the Fund’s Prospectus. Additionally on the Effective Date, Class I Shares of the Fund became available to investors with a minimum initial investment amount of $1,000 and purchasing shares directly through the Distributor, or investors purchasing Class I Shares through brokers or financial intermediaries that have entered into selling agreements with the Distributor specifically with respect to Class I Shares.

The Fund imposes a redemption fee of 2.00% on all classes of shares that are redeemed or exchanged on or before the seventh day after the date of a purchase. The redemption fee is deducted from the proceeds otherwise payable to the redeeming shareholders and is retained by the Fund as an increase in paid-in capital. The redemption fees retained by the Fund during the year ended December 31, 2025, period ended December 31, 2024, and the fiscal year ended March 31, 2024, if any, can be found in the Statement of Changes in Net Assets under Redemption Fees.

Gabelli SRI Fund, Inc.

Notes to Financial Statements (Continued)

Transactions in shares of capital stock were as follows:

	Year Ended December 31, 2025		For the Period April 1, 2024 to December 31, 2024		Fiscal Year Ended March 31, 2024
	Shares	Amount	Shares	Amount	Shares	Amount
Class AAA
Shares sold	3,590	$47,999	3,625	$48,798	4,234	$52,005
Shares issued upon reinvestment of distributions	41,427	552,639	44,596	585,993	22,857	266,284
Shares redeemed	(79,329)	(1,037,021)	(61,584)	(834,585)	(206,658)	(2,571,612)
Net decrease	(34,312)	$(436,383)	(13,363)	$(199,794)	(179,567)	$(2,253,323)
Class A
Shares sold	11,323	$149,145	37,175	$498,447	21,195	$261,381
Shares issued upon reinvestment of distributions	52,470	698,894	55,600	729,477	22,122	257,281
Shares redeemed	(97,242)	(1,291,103)	(88,523)	(1,163,389)	(96,448)	(1,179,686)
Net Increase/(decrease)	(33,449)	$(443,064)	4,252	$64,535	(53,131)	$(661,024)
Class C
Shares issued upon reinvestment of distributions	507	$5,862	1,921	$21,917	2,577	$26,127
Shares redeemed	(12,669)	(144,997)	(38,341)	(449,362)	(23,984)	(257,148)
Net decrease	(12,162)	$(139,135)	(36,420)	$(427,445)	(21,407)	$(231,021)
Class I
Shares sold	6,230	$84,970	34,426	$459,609	32,462	$419,857
Shares issued upon reinvestment of distributions	69,335	959,591	73,311	998,505	28,437	343,230
Shares redeemed	(135,359)	(1,843,183)	(73,694)	(1,025,222)	(193,918)	(2,452,639)
Net Increase/(decrease)	(59,794)	$(798,622)	34,043	$432,892	(133,019)	$(1,689,552)

ReFlow Services, LLC The Fund may participate in the ReFlow Services, LLC liquidity program (ReFlow), which is designed to provide an alternative liquidity source for funds experiencing redemptions. To pay cash to shareholders who redeem their shares on a given day, a fund typically must hold cash in its portfolio, liquidate portfolio securities, or borrow money. ReFlow provides participating funds with another source of cash by standing ready to purchase shares from a fund up to the amount of the fund’s net redemptions on a given day, cumulatively limited to 3% of the outstanding voting shares of a fund. ReFlow generally redeems those shares (in cash or in-kind) when the Fund experiences net sales, at the end of a maximum holding period determined by ReFlow, at other times at ReFlow’s discretion, or at the direction of the participating fund. In return for this service, a participating fund will pay a fee to ReFlow at a rate determined by a daily auction with other participating mutual funds. This fee, if any, is shown in the Statement of Operations.

During the year ended December 31, 2025, the Fund did not utilize ReFlow.

9. Indemnifications. The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

Gabelli SRI Fund, Inc.

Notes to Financial Statements (Continued)

10. Segment Reporting. The Fund’s Principal Executive Officer and Principal Financial Officer act as the Fund’s chief operating decision maker (CODM), as defined in ASC Topic 280, assessing performance and making decisions about resource allocation. The CODM has determined that the Fund has a single operating segment based on the fact that the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is guided by the Fund’s investment objective and principal investment strategies, and executed by the Fund’s portfolio management team, comprised of investment professionals employed by the Adviser. The financial information provided to and reviewed by the CODM is consistent with that presented in the Fund’s Schedule of Investments, Statements of Operations and Changes in Net Assets and Financial Highlights.

11. Subsequent Events. Management has evaluated the impact on the Fund of all subsequent events occurring through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

Gabelli SRI Fund, Inc.

Report of Independent Registered Public Accounting Firm

To the Board of Directors and Shareholders of Gabelli SRI Fund, Inc.

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Gabelli SRI Fund, Inc. ( the “Fund”) as of December 31, 2025, the related statement of operations for the year ended December 31, 2025, the statement of changes in net assets for the year ended December 31, 2025, the period April 1, 2024 through December 31, 2024, and the year ended March 31, 2024, including the related notes, and the financial highlights for the year ended December 31, 2025, the period April 1, 2024 through December 31, 2024, and for each of the four years in the period ended March 31, 2024 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2025, the results of its operations for the year ended December 31, 2025, the changes in its net assets for the year ended December 31, 2025, the period April 1, 2024 through December 31, 2024, and the year ended March 31, 2024 and the financial highlights for the year ended December 31, 2025, the period April 1, 2024 through December 31, 2024, and for each of the four years in the period ended March 31, 2024 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

New York, New York

February 27, 2026

We have served as the auditor of one or more investment companies in the Gabelli Fund Complex since 1986.

Gabelli SRI Fund, Inc.

Liquidity Risk Management Program (Unaudited)

In accordance with Rule 22e-4 under the 1940 Act,the Fund has established a liquidity risk management program (the LRM Program) to govern its approach to managing liquidity risk. The LRM Program is administered by the Liquidity Committee (the Committee), which is comprised of members of Gabelli Funds, LLC management. The Board has designated the Committee to administer the LRM Program.

The LRM Program’s principal objectives include supporting the Fund’s compliance with limits on investments in illiquid assets and mitigating the risk that the Fund will be unable to meet its redemption obligations in a timely manner. The LRM Program also includes elements that support the management and assessment of liquidity risk, including an annual assessment of factors that influence the Fund’s liquidity and the monthly classification and re-classification of certain investments that reflect the Committee’s assessment of their relative liquidity under current market conditions.

At a meeting of the Board held on May 27, 2025, the Board received a written report from the Committee regarding the design and operational effectiveness of the LRM Program. The Committee determined, and reported to the Board, that the LRM Program is reasonably designed to assess and manage the Fund’s liquidity risk and has operated adequately and effectively since its implementation. The Committee reported that there were no liquidity events that impacted the Fund or its ability to timely meet redemptions without dilution to existing shareholders. The Committee noted that the Fund is primarily invested in highly liquid securities and, accordingly, continues to be exempt from the requirement to determine a “highly liquid investment minimum” as defined in the Rule 22e-4. Because of that continued qualification for the exemption, the Fund has not adopted a “highly liquid investment minimum” amount. The Committee further noted that while changes to the LRM Program were made during the Review Period and reported to the Board, no material changes were made to the LRM Program as a result of the Committee’s annual review.

There can be no assurance that the LRM Program will achieve its objectives in the future. Please refer to the Fund’s Prospectus for more information regarding its exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.

Gabelli SRI Fund, Inc.

2025 TAX NOTICE TO SHAREHOLDERS (Unaudited)

For the year ended December 31, 2025, the Fund paid to shareholders ordinary income distributions totaling $0.1954 per share for each Class and long term capital gains totaling $1,973,636, or the maximum allowable. The distribution of long term capital gains has been designated as a capital gain dividend by the Fund’s Board of Directors. For the year ended December 31, 2025, 100% of the ordinary income distribution qualifies for the dividends received deduction available to corporations. The Fund designates 100% of the ordinary income distribution as qualified dividend income pursuant to the Jobs and Growth Tax Relief Reconciliation Act of 2003.

U.S. Government Income:

The percentage of the ordinary income distribution paid by the Fund during the year ended December 31, 2025 which was derived from U.S. Treasury securities was 4.81%. Such income is exempt from state and local tax in all states. However, many states, including New York and California, allow a tax exemption for a portion of the income earned only if a mutual fund has invested at least 50% of its assets at the end of each quarter of the Fund’s fiscal year in U.S. Government securities. The Gabelli SRI Fund did not meet this strict requirement in 2025. The percentage of U.S. Government securities held as of December 31, 2025 was 1.0%. Due to the diversity in state and local tax law, it is recommended that you consult your personal tax adviser as to the applicability of the information provided to your specific situation.

All designations are based on financial information available as of the date of this annual report and, accordingly, are subject to change. For each item, it is the intention of the Fund to designate the maximum amount permitted under the Internal Revenue Code and the regulations thereunder.

Gabelli Funds and Your Personal Privacy

Who are we?

The Gabelli Funds are investment companies registered with the Securities and Exchange Commission under the Investment Company Act of 1940. We are managed by Gabelli Funds, LLC, which is affiliated with GAMCO Investors, Inc., a publicly held company with subsidiaries and affiliates that provide investment advisory services for a variety of clients.

What kind of non-public information do we collect about you if you become a fund shareholder?

If you apply to open an account directly with us, you will be giving us some non-public information about yourself. The non-public information we collect about you is:

●	Information you give us on your application form. This could include your name, address, telephone number, social security number, bank account number, and other information.

●	Information about your transactions with us, any transactions with our affiliates, and transactions with the entities we hire to provide services to you. This would include information about the shares that you buy or redeem. If we hire someone else to provide services — like a transfer agent — we will also have information about the transactions that you conduct through them.

What information do we disclose and to whom do we disclose it?

We do not disclose any non-public personal information about our customers or former customers to anyone other than our affiliates, our service providers who need to know such information, and as otherwise permitted by law. If you want to find out what the law permits, you can read the privacy rules adopted by the Securities and Exchange Commission. They are in volume 17 of the Code of Federal Regulations, Part 248. The Commission often posts information about its regulations on its website, www.sec.gov.

What do we do to protect your personal information?

We restrict access to non-public personal information about you to the people who need to know that information in order to provide services to you or the fund and to ensure that we are complying with the laws governing the securities business. We maintain physical, electronic, and procedural safeguards to keep your personal information.

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t 800-GABELLI (800-422-3554)
f 914-921-5118
e info@gabelli.com
GABELLI.COM

Net Asset Values per share available daily
by calling 800-GABELLI after 7:00 P.M.

BOARD OF DIRECTORS

Mario J. Gabelli, CFA
Chairman and
Chief Executive Officer,
GAMCO Investors, Inc.
Executive Chairman,
Associated Capital Group Inc.

Vincent D. Enright
Former Senior Vice
President and
Chief Financial Officer,
KeySpan Corp.

William F. Heitmann
Former Senior Vice
President of Finance,
Verizon Communications, Inc

Anthonie C. van Ekris
Chairman,
BALMAC International, Inc.

OFFICERS

John C. Ball
President, Treasurer,
Principal Financial and
Accounting Officer

Peter Goldstein
Secretary and Vice President

Richard J. Walz
Chief Compliance Officer

DISTRIBUTOR

G.distributors, LLC

CUSTODIAN

The Bank of New York Mellon

TRANSFER AGENT, AND
DIVIDEND DISBURSING
AGENT

SS&C Global Investor
and Distribution Solutions, Inc.

LEGAL COUNSEL

Paul Hastings LLP

This report is submitted for the general information of the shareholders of the Gabelli SRI Fund, Inc. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

GAB1794Q425AR

GABELLI
FUNDS

GABELLI SRI FUND, INC.

Annual Report
December 31, 2025

(b)	An open-end management investment company registered on Form N-1A [17 CFR 239.15A and 17 CFR 274.11A] must file the information required by Item 13 of Form N-1A.

The Financial Highlights are attached herewith.

Gabelli SRI Fund, Inc.

Financial Highlights

Selected data for a share of capital stock outstanding throughout each period:

		Income (Loss) from Investment Operations			Distributions							Ratios to Average Net Assets/Supplemental Data
Period Ended December 31*	Net Asset Value, Beginning of Year	Net Investment Income(a)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Net Investment Income	Net Realized Gain on Investments	Total Distributions	Redemption Fees(a)		Net Asset Value, End of Period	Total Return†	Net Assets, End of Period (in 000’s)	Net Investment Income		Operating Expenses Before Reimbursement		Operating Expenses Net of Reimbursement(b)		Portfolio Turnover Rate
Class AAA
2025	$12.51	$0.15	$2.02	$2.17	$(0.20)	$(1.28)	$(1.48)	$0.00	(c)	$13.20	17.21%	$5,522	1.10%		2.24%		0.90%		20%
2024(d)	13.45	0.10	0.40	0.50	(0.20)	(1.24)	(1.44)	—		12.51	3.25	5,662	0.96	(e)	2.57	(e)	0.90	(e)	23
2024	12.11	0.17	1.65	1.82	(0.17)	(0.31)	(0.48)	—		13.45	15.67	6,265	1.38		2.59		0.90		27
2023	13.63	0.13	(1.07)	(0.94)	(0.23)	(0.35)	(0.58)	—		12.11	(6.77)	7,818	1.09		2.19		0.90		25
2022	15.25	0.08	0.44	0.52	(0.23)	(1.91)	(2.14)	—		13.63	2.53	9,982	0.52		1.85		0.90		34
2021	10.40	0.19	5.73	5.92	(0.09)	(0.98)	(1.07)	—		15.25	58.17	10,547	1.42		1.91		0.90		18
Class A
2025	$12.49	$0.15	$2.03	$2.18	$(0.20)	$(1.28)	$(1.48)	$0.00	(c)	$13.19	17.31%	$7,096	1.10%		2.24%		0.90%		20%
2024(d)	13.43	0.10	0.40	0.50	(0.20)	(1.24)	(1.44)	—		12.49	3.24	7,142	0.96	(e)	2.57	(e)	0.90	(e)	23
2024	12.10	0.16	1.66	1.82	(0.17)	(0.32)	(0.49)	—		13.43	15.60	7,620	1.33		2.59		0.90		27
2023	13.61	0.13	(1.06)	(0.93)	(0.23)	(0.35)	(0.58)	—		12.10	(6.71)	7,507	1.10		2.19		0.90		25
2022	15.23	0.09	0.43	0.52	(0.23)	(1.91)	(2.14)	—		13.61	2.54	10,647	0.54		1.85		0.90		34
2021	10.39	0.19	5.72	5.91	(0.09)	(0.98)	(1.07)	—		15.23	58.13	11,335	1.41		1.91		0.90		18
Class C
2025	$10.87	$0.12	$1.77	$1.89	$(0.20)	$(1.11)	$(1.31)	$0.00	(c)	$11.45	17.27%	$57	1.08%		2.99%		0.90%		20%
2024(d)	11.71	0.11	0.33	0.44	(0.20)	(1.08)	(1.28)	—		10.87	3.29	186	1.26	(e)	3.33	(e)	0.90	(e)	23
2024	10.57	0.15	1.43	1.58	(0.17)	(0.27)	(0.44)	—		11.71	15.63	628	1.37		3.34		0.90		27
2023	11.93	0.12	(0.94)	(0.82)	(0.23)	(0.31)	(0.54)	—		10.57	(6.76)	793	1.13		2.94		0.90		25
2022	13.59	0.10	0.38	0.48	(0.23)	(1.91)	(2.14)	—		11.93	2.55	1,679	0.70		2.59		0.90		34
2021	9.35	0.17	5.14	5.31	(0.09)	(0.98)	(1.07)	—		13.59	58.18	3,040	1.44		2.66		0.90		18
Class I
2025	$12.97	$0.15	$2.11	$2.26	$(0.20)	$(1.33)	$(1.53)	$0.00	(c)	$13.70	17.27%	$9,518	1.09%		1.99%		0.90%		20%
2024(d)	13.94	0.10	0.42	0.52	(0.20)	(1.29)	(1.49)	—		12.97	3.23	9,790	0.97	(e)	2.32	(e)	0.90	(e)	23
2024	12.55	0.17	1.72	1.89	(0.17)	(0.33)	(0.50)	—		13.94	15.63	10,043	1.37		2.34		0.90		27
2023	14.11	0.14	(1.11)	(0.97)	(0.23)	(0.36)	(0.59)	—		12.55	(6.73)	10,711	1.09		1.94		0.90		25
2022	15.72	0.08	0.45	0.53	(0.23)	(1.91)	(2.14)	—		14.11	2.52	13,477	0.52		1.60		0.90		34
2021	10.70	0.19	5.90	6.09	(0.09)	(0.98)	(1.07)	—		15.72	58.13	13,618	1.41		1.66		0.90		18

*	For 2021 through March 31, 2024 the Fund had a fiscal year end of March 31. In August 2024 the Fund changed fiscal year ends from March to December.
†	Total return represents aggregate total return of a hypothetical investment at the beginning of the year and sold at the end of the year including reinvestment of distributions and does not reflect the applicable sales charges. Total return for a period of less than one year is not annualized.
(a)	Per share amounts have been calculated using the average shares outstanding method.
(b)	The Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. For the year ended December 31, 2025, if credits had not been received, the expense ratio would have been 0.91% for each Class. For other remaining periods presented, there was minimal impact on the expense ratios.
(c)	Amount represents less than $0.005 per share.
(d)	For the period April 1, 2024 to December 31, 2024.
(e)	Annualized.

See accompanying notes to financial statements.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Unless the following information is disclosed as part of the financial statements included in Item 7, an open-end management investment company registered on Form N-1A [17 CFR 239.15A and 17 CFR 274.11A] must disclose the aggregate remuneration paid by the company during the period covered by the report to:

(1)	All directors and all members of any advisory board for regular compensation;

Vincent D. Enright	$6,000
William F. Heitmann	$2,500
Anthonie C. van Ekris	$3,500

(2)	Each director and each member of an advisory board for special compensation; $0

(3)	All officers; and

Richard Walz	$812

(4)	Each person of whom any officer or director of the Fund is an affiliated person. $0

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 16. Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are effective to provide reasonable assurance that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, and that information required to be disclosed by the registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not Applicable.

Item 19. Exhibits.

(a)(1)	The registrant’s Code of Ethics is attached hereto.

(a)(2)	Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed.

(a)(3)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(4)	There were no written solicitations to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the Registrant to 10 or more persons.

(a)(5)	There was no change in the Registrant’s independent public accountant during the period covered by the report.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Gabelli SRI Fund, Inc.

By (Signature and Title)*	/s/ John C. Ball
John C. Ball Principal Executive Officer

Date	March 9, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ John C. Ball
John C. Ball, Principal Executive Officer

Date	March 9, 2026

By (Signature and Title)*	/s/ John C. Ball
John C. Ball, Principal Financial Officer and Treasurer

Date	March 9, 2026

*	Print the name and title of each signing officer under his or her signature.